UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Private Harbour Investment Management & Counsel, LLC
             29525 Chagrin Blvd.
             Suite 110
             Pepper Pike, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 292-5700
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Pepper Pike, OH    June 30, 2011
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    73
Form 13F Information Table Value Total:    $120,023
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	"2,640.4 "	"27,838 "	"27,838 "					"27,838 "
Abbott Laboratories	Common	002824100	"3,111.7 "	"59,135 "	"59,135 "					"59,135 "
Aberdeen Asia-Pacific Income Fund	Common	003009107	"3,715.2 "	"506,854 "	"506,854 "					"506,854 "
"Aberdeen Global Income Fund, Inc."	Common	003013109	"2,742.8 "	"204,842 "	"204,842 "					"204,842 "
Accelrys Inc.	Common	00430U103	106.9 	"15,033 "	"15,033 "					"15,033 "
Aecom Technology Corp.	Common	00766T100	563.2 	"20,600 "	"20,600 "					"20,600 "
Altria Group Inc. 	Common	022095103	"2,064.0 "	"78,153 "	"78,153 "					"78,153 "
"Aptargroup, Inc."	Common	038336103	547.2 	"10,455 "	"10,455 "					"10,455 "
AT&T Inc.	Common	00206R102	"2,651.7 "	"84,422 "	"84,422 "					"84,422 "
Automatic Data Processing	Common	053015103	"2,228.4 "	"42,301 "	"42,301 "					"42,301 "
Berkshire Hathaway Inc.CL B	CL B New	084670702	294.1 	"3,800 "	"3,800 "					"3,800 "
Biogen Idec Inc.	Common	09092X103	213.8 	"2,000 "	"2,000 "					"2,000 "
Caterpillar Inc.	Common	149123101	255.5 	"2,400 "	"2,400 "					"2,400 "
Chesapeake Energy Corp.	Common	165167107	720.9 	"24,280 "	"24,280 "					"24,280 "
Chevron Corp	Common	166764100	244.0 	"2,373 "	"2,373 "					"2,373 "
Cisco Systems	Common	17275R102	"2,329.6 "	"74,140 "	"74,140 "					"74,140 "
ConocoPhillips	Common	20825C104	"1,293.5 "	"17,203 "	"17,203 "					"17,203 "
Costco Wholesale Corp.	Common	22160K105	406.2 	"5,000 "	"5,000 "					"5,000 "
Dover Corp.	Common	260003108	"1,235.5 "	"18,222 "	"18,222 "					"18,222 "
Dow Chemical	Common	260543103	862.9 	"23,970 "	"23,970 "					"23,970 "
Duke Energy Corp.	Common	264399106	"2,041.1 "	"108,394 "	"108,394 "					"108,394 "
Eaton Vance Tax Mng Gbl Dv E	Common	27829C105	"2,255.9 "	"185,975 "	"185,975 "					"185,975 "
"Energy Transfer Partners, L.P."	Unit Ltd Partn	29273R109	773.2 	"15,821 "	"15,821 "					"15,821 "
Enterprise Products Part. L.P.	Common	293792107	"1,585.3 "	"36,688 "	"36,688 "					"36,688 "
Exxon Mobil Corp.	Common	30231G102	"3,860.7 "	"47,441 "	"47,441 "					"47,441 "
First Potomac Realty Trust	Common	33610F109	"1,786.3 "	"116,675 "	"116,675 "					"116,675 "
Gilead Sciences Inc.	Common	375558103	"1,920.7 "	"46,383 "	"46,383 "					"46,383 "
Google Inc.	CL A	38269P508	"1,226.5 "	"2,422 "	"2,422 "					"2,422 "
Hewlett-Parkard	Common	428236103	"1,770.3 "	"48,634 "	"48,634 "					"48,634 "
IBM	Common	459200101	"3,469.9 "	"20,227 "	"20,227 "					"20,227 "
Intel	Common	458140100	"2,038.6 "	"91,994 "	"91,994 "					"91,994 "
Ishares Barclays	Barclys Tips Bd	464287176	"1,917.8 "	"17,334 "	"17,334 "					"17,334 "
Ishares Gold Trust	Ishares	464285105	999.2 	"68,250 "	"68,250 "					"68,250 "
Ishares Silver Trust	Ishares	46428Q109	"3,116.3 "	"92,090 "	"92,090 "					"92,090 "
Johnson & Johnson	Common	478160104	"2,720.5 "	"40,897 "	"9,116 "					"40,897 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	"1,804.2 "	"24,851 "	"24,851 "					"24,851 "
Market Vectors ETF Tr	Gold Miner ETF	57060U100	"1,372.8 "	"25,147 "	"25,147 "					"25,147 "
Market Vectors ETF Tr	Junior Gold Miner ETF	57060U589	"1,216.4 "	"35,279 "	"35,279 "					"35,279 "
Maxim Integrated Product	Common	57772K101	818.2 	"32,012 "	"32,012 "					"32,012 "
McDonald's	Common	580135101	"3,778.6 "	"44,813 "	"44,813 "					"44,813 "
Medtronic Inc.	Common	585055106	"2,394.4 "	"62,145 "	"62,145 "					"62,145 "
"Merck & Co., Inc."	Common	58933Y105	"2,198.3 "	"62,292 "	"62,292 "					"62,292 "
MFS Multimarket Inc. Trust	Sh Ben Int	552737108	297.4 	"43,550 "	"43,550 "					"43,550 "
Microsoft	Common	594918104	"2,559.8 "	"98,455 "	"98,455 "					"98,455 "
Monsanto Co.	Common	61166W101	732.6 	"10,099 "	"10,099 "					"10,099 "
Neogen	Common	640491106	"1,765.8 "	"39,058 "	"39,058 "					"39,058 "
Newmont Mining Corp.	Common	651639106	"1,122.3 "	"20,794 "	"20,794 "					"20,794 "
Norfolk Southern Corp.	Common	655844108	606.9 	"8,100 "	"8,100 "					"8,100 "
Novartis AG-ADR	Sponsored ADR	66987V109	"2,538.3 "	"41,536 "	"41,536 "					"41,536 "
Nuveen Quality Income Mun Fd	Common	670977107	939.6 	"69,500 "	"69,500 "					"69,500 "
Penn Virginia Resource Ptnr.	Common	707884102	"1,252.3 "	"46,484 "	"46,484 "					"46,484 "
Pepsico Inc.	Common	713448108	"2,761.7 "	"39,212 "	"39,212 "					"39,212 "
"Pfizer, Inc."	Common	717081103	242.4 	"11,765 "	"11,765 "					"11,765 "
Procter & Gamble	Common	742718109	"3,187.7 "	"50,145 "	"50,145 "					"50,145 "
"Resmed, Inc."	Common	761152107	668.5 	"21,600 "	"21,600 "					"21,600 "
Rydex ETF Trust	S&P 50 EQ TRD	78355W106	235.9 	"4,661 "	"4,661 "					"4,661 "
Sanofi (Genz) Rights	Right 12/31/2020	80105N113	28.7 	"11,904 "	"11,904 "					"11,904 "
Schlumberger	Common	806857108	"2,979.8 "	"34,488 "	"34,488 "					"34,488 "
Sigma Aldrich Corp.	Common	826552101	224.2 	"3,056 "	"3,056 "					"3,056 "
Southern Company	Common	842587107	629.9 	"15,600 "	"15,600 "					"15,600 "
SPDR Gold Trust	GOLD SHS	78463V107	"5,554.6 "	"38,045 "	"38,045 "					"38,045 "
Templeton Global Income Fd	Common	880198106	453.7 	"41,242 "	"41,242 "					"41,242 "
Teva Pharmaceuticals	ADR	881624209	"1,827.2 "	"37,893 "	"37,893 "					"37,893 "
Timken Co.	Common	887389104	642.6 	"12,750 "	"12,750 "					"12,750 "
"TJX Companies, Inc."	Common	872540109	"2,736.7 "	"52,097 "	"52,097 "					"52,097 "
Unilever N.V. NY Shares	NY Shs New	904784709	"2,199.5 "	"66,955 "	"66,955 "					"66,955 "
Verizon Communications	Common	92343V104	"1,869.4 "	"50,211 "	"50,211 "					"50,211 "
W.P. Carey & Co. LLC	Common	92930Y107	"1,144.4 "	"28,260 "	"28,260 "					"28,260 "
Walgreen	Common	931422109	"2,191.5 "	"51,613 "	"51,613 "					"51,613 "
Wal-Mart Stores Inc.	Common	931142103	"1,442.9 "	"27,152 "	"27,152 "					"27,152 "
"Waste Management, Inc."	Common	94106L109	"2,318.9 "	"62,218 "	"62,218 "					"62,218 "
Western Union Company	Common	959802109	"1,349.1 "	"67,352 "	"67,352 "					"67,352 "
Whirlpool Corp.	Common	963320106	225.7 	"2,775 "	"2,775 "					"2,775 "

13F REPORT 2ND Q 2011		GRAND TOTAL	"120,022.6 "


